Basis of Presentation and General Information: (Details Narrative)	6 Months Ended
Jun. 30, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Date of Incorporation	Dec. 13, 2006
Number of vessels owned	116
Combined carrying capacity [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
DWT	12,900,000
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
DWT	52,000
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
DWT	210,000